Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Communication Services: 1.3%
47,499	(1)	QuinStreet, Inc.	$ 1,134,751	0.5
136,369	(1)	Vonage Holdings Corp.	1,802,798	0.8
			2,937,549	1.3

		Consumer Discretionary: 15.9%
41,547	(1)	Boyd Gaming Corp.	2,438,809	1.0
20,687	(1)	Caesars Entertainment, Inc.	1,932,993	0.8
8,260	(1)	Deckers Outdoor Corp.	2,693,669	1.2
32,629	(1),(2)	Fisker, Inc.	929,926	0.4
46,743	(1)	GrowGeneration Corp.	2,132,883	0.9
4,291	(1)	Helen of Troy Ltd.	930,289	0.4
22,673		Kontoor Brands, Inc.	957,934	0.4
16,527		LCI Industries	2,329,315	1.0
71,581	(1)	Leslie's, Inc.	1,737,987	0.7
7,157		Lithia Motors, Inc.	2,676,360	1.1
22,463	(1)	Malibu Boats, Inc.	1,674,392	0.7
17,200		Marriott Vacations Worldwide Corp.	2,919,012	1.3
18,478		Murphy USA, Inc.	2,303,283	1.0
11,299	(1)	National Vision Holdings, Inc.	536,590	0.2
35,954	(1)	RealReal, Inc./The	918,265	0.4
5,067	(1)	RH	2,484,705	1.1
38,236	(1)	Sonos, Inc.	1,488,910	0.6
19,660		Steven Madden Ltd.	727,223	0.3
41,942	(1)	Stoneridge, Inc.	1,285,942	0.6
26,496		Texas Roadhouse, Inc.	2,407,956	1.0
26,856		Winnebago Industries	1,869,178	0.8
			37,375,621	15.9

		Consumer Staples: 1.1%
28,312	(1)	Performance Food Group Co.	1,535,643	0.6
79,402		Primo Water Corp.	1,134,654	0.5
			2,670,297	1.1

		Energy: 0.6%
19,245	(1)	Renewable Energy Group, Inc.	1,496,684	0.6

		Financials: 5.1%
45,738		Cowen, Inc.	1,548,231	0.7
16,404	(1)	Palomar Holdings, Inc.	1,396,473	0.6
12,803		Primerica, Inc.	1,808,168	0.8
37,049		PROG Holdings, Inc.	1,852,450	0.8
69,015	(1)	Selectquote, Inc.	2,104,957	0.9
14,594		Signature Bank	3,186,454	1.3
			11,896,733	5.1

		Health Care: 31.4%
30,691	(1)	1Life Healthcare, Inc.	1,458,129	0.6
17,658	(1)	Addus HomeCare Corp.	1,899,471	0.8
71,522	(1),(2)	Aerie Pharmaceuticals, Inc.	1,315,290	0.6
36,320	(1)	Akouos, Inc.	739,838	0.3
82,388	(1)	Amicus Therapeutics, Inc.	1,011,725	0.4
33,979	(1)	Applied Therapeutics, Inc.	738,024	0.3
238,957	(1)	Ardelyx, Inc.	1,541,273	0.7
11,762	(1)	Arena Pharmaceuticals, Inc.	945,077	0.4
29,549	(1)	Arrowhead Pharmaceuticals, Inc.	2,353,873	1.0
59,367	(1)	AxoGen, Inc.	1,312,011	0.6
25,847	(1),(2)	Axonics Modulation Technologies, Inc.	1,300,363	0.6
21,984	(1)	Biohaven Pharmaceutical Holding Co. Ltd.	1,868,200	0.8
17,342	(1)	Blueprint Medicines Corp.	1,703,331	0.7
35,594	(1),(2)	CryoPort, Inc.	2,115,707	0.9
51,123	(1)	Cymabay Therapeutics, Inc.	245,390	0.1
44,259	(1)	Dicerna Pharmaceuticals, Inc.	1,194,108	0.5
27,830		Encompass Health Corp.	2,238,645	1.0
82,363	(1)	Epizyme, Inc.	789,861	0.3
26,118	(1)	Fate Therapeutics, Inc.	2,343,307	1.0
32,648	(1)	FibroGen, Inc.	1,633,379	0.7
42,939	(1)	G1 Therapeutics, Inc.	948,952	0.4
78,220	(1)	GenMark Diagnostics, Inc.	1,529,201	0.7
28,095	(1)	Globus Medical, Inc.	1,755,938	0.7
33,019	(1)	Gossamer Bio, Inc.	310,379	0.1
19,491	(1)	Haemonetics Corp.	2,465,612	1.0
36,067	(1)	Halozyme Therapeutics, Inc.	1,632,032	0.7
30,007	(1)	HealthEquity, Inc.	2,471,076	1.1
52,933	(1),(2)	Heron Therapeutics, Inc.	957,029	0.4
11,813		Hill-Rom Holdings, Inc.	1,260,093	0.5
43,019	(1)	Homology Medicines, Inc.	462,024	0.2
117,964	(1)	Immunogen, Inc.	1,032,185	0.4
32,416	(1)	Insmed, Inc.	1,159,520	0.5
26,206	(1)	Integer Holdings Corp.	2,311,107	1.0
23,774	(1)	Krystal Biotech, Inc.	1,875,531	0.8
15,005	(1)	Magellan Health, Inc.	1,400,267	0.6
12,408	(1)	Mirati Therapeutics, Inc.	2,493,015	1.1
24,562	(1)	Natera, Inc.	2,851,403	1.2
60,694	(1)	NextCure, Inc.	689,484	0.3
16,449	(1)	Omnicell, Inc.	2,087,378	0.9
25,977	(1),(2)	Ontrak, Inc.	1,531,084	0.7
114,287	(1)	OraSure Technologies, Inc.	1,211,442	0.5
24,837	(1)	ORIC Pharmaceuticals, Inc.	804,719	0.3
118,721	(1)	Ortho Clinical Diagnostics Holdings PLC	2,053,873	0.9
29,411	(1),(2)	Poseida Therapeutics, Inc.	324,697	0.1
21,877	(1)	PTC Therapeutics, Inc.	1,249,177	0.5
32,990	(1),(2)	RAPT Therapeutics, Inc.	598,769	0.3
29,342	(1)	Rocket Pharmaceuticals, Inc.	1,630,828	0.7
14,431	(1),(2)	Stoke Therapeutics, Inc.	864,273	0.4
38,620	(1)	Syndax Pharmaceuticals, Inc.	942,714	0.4
23,114	(1)	Syneos Health, Inc.	1,787,868	0.8
33,612	(1)	TG Therapeutics, Inc.	1,471,197	0.6

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Health Care: (continued)
41,065	(1),(2)	UroGen Pharma Ltd.	$ 782,288	0.3
			73,692,157	31.4

		Industrials: 14.2%
25,239	(1)	ASGN, Inc.	2,346,470	1.0
69,017	(1)	Builders FirstSource, Inc.	2,986,020	1.3
7,728	(1)	CACI International, Inc.	1,710,516	0.7
35,683	(1)	Casella Waste Systems, Inc.	2,066,759	0.9
54,820	(1)	Driven Brands Holdings, Inc.	1,562,370	0.7
25,843		EMCOR Group, Inc.	2,516,333	1.1
31,814	(1)	FuelCell Energy, Inc.	538,929	0.2
31,088	(1)	Huron Consulting Group, Inc.	1,582,379	0.7
24,850		John Bean Technologies Corp.	3,667,114	1.6
69,173		Marten Transport Ltd.	1,119,219	0.5
46,508	(1)	Plug Power, Inc.	2,250,057	0.9
9,316		Regal Beloit Corp.	1,273,218	0.5
25,499		Simpson Manufacturing Co., Inc.	2,485,133	1.1
4,478	(1)	SiteOne Landscape Supply, Inc.	709,808	0.3
90,245		Steelcase, Inc.	1,258,015	0.5
15,641	(1)	Upwork, Inc.	842,737	0.4
68,712		Werner Enterprises, Inc.	2,949,119	1.2
13,267		Woodward, Inc.	1,515,357	0.6
			33,379,553	14.2

		Information Technology: 25.1%
64,581	(1)	ACI Worldwide, Inc.	2,470,869	1.1
28,761		Advanced Energy Industries, Inc.	3,004,087	1.3
93,991	(1)	Avaya Holdings Corp.	2,788,713	1.2
48,930	(1)	Calix, Inc.	1,933,224	0.8
15,301		Cohu, Inc.	664,828	0.3
14,398	(1)	Concentrix Corp.	1,778,297	0.8
43,312		CSG Systems International, Inc.	1,998,849	0.8
42,922	(1)	Envestnet, Inc.	2,747,866	1.2
6,342	(1)	Euronet Worldwide, Inc.	953,266	0.4
39,834		EVERTEC, Inc.	1,549,543	0.7
153,058	(1),(2)	Grid Dynamics Holdings, Inc.	2,282,095	1.0
21,863	(1)	Itron, Inc.	2,563,218	1.1
32,584	(1)	j2 Global, Inc.	3,629,206	1.5
39,917	(1)	Lattice Semiconductor Corp.	1,920,806	0.8
15,586	(1)	LivePerson, Inc.	1,022,753	0.4
34,765	(1)	LiveRamp Holdings, Inc.	2,195,757	0.9
13,092	(1)	Lumentum Holdings, Inc.	1,178,280	0.5
17,815	(1),(2)	Maxeon Solar Technologies Ltd.	599,831	0.3
53,575	(1)	Onto Innovation, Inc.	3,346,295	1.4
12,547	(1)	Proofpoint, Inc.	1,517,183	0.6
26,844	(1)	Q2 Holdings, Inc.	3,271,747	1.4
80,653	(1)	Repay Holdings Corp.	1,758,235	0.7
14,889	(1)	SailPoint Technologies Holding, Inc.	839,442	0.4
24,928	(1)	Silicon Laboratories, Inc.	3,882,287	1.7
13,763	(1)	Sprout Social, Inc.	935,471	0.4
8,821	(1),(2)	SunPower Corp.	306,706	0.1
43,199	(1)	Super Micro Computer, Inc.	1,409,583	0.6
29,850	(1)	Talend SA ADR	1,514,291	0.6
153,339	(1)	Verra Mobility Corp.	2,185,081	0.9
170,368	(1)	Viavi Solutions, Inc.	2,757,406	1.2
			59,005,215	25.1

		Materials: 2.7%
49,175		Avient Corp.	2,125,343	0.9
22,308		Compass Minerals International, Inc.	1,407,412	0.6
10,486		Minerals Technologies, Inc.	746,918	0.3
27,231		Sensient Technologies Corp.	2,119,933	0.9
			6,399,606	2.7

		Real Estate: 2.1%
73,891		Acadia Realty Trust	1,397,279	0.6
31,729		CubeSmart	1,172,704	0.5
39,057		QTS Realty Trust, Inc.	2,426,221	1.0
			4,996,204	2.1

	Total Common Stock
	(Cost $189,831,755)		233,849,619	99.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.4%
		Repurchase Agreements: 3.1%
494,993	(3)	Bank of America Inc., Repurchase Agreement dated 02/26/21, 0.03%, due 03/01/21 (Repurchase Amount $494,994, collateralized by various U.S. Government Agency Obligations, 1.500%-3.500%, Market Value plus accrued interest $504,893, due 02/01/48-02/01/51)	494,993	0.3
1,669,700	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 02/26/21, 0.04%, due 03/01/21 (Repurchase Amount $1,669,705, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,703,094, due 04/01/21-01/20/71)	1,669,700	0.7

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,669,709	(3) Citigroup, Inc., Repurchase Agreement dated 02/26/21, 0.02%, due 03/01/21 (Repurchase Amount $1,669,712, collateralized by various U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,703,103, due 08/27/21-05/01/58)	$ 1,669,709	0.7
1,669,709	(3) Daiwa Capital Markets, Repurchase Agreement dated 02/26/21, 0.03%, due 03/01/21 (Repurchase Amount $1,669,713, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,703,103, due 05/31/21-03/01/51)	1,669,709	0.7
1,669,709	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 02/26/21, 0.03%, due 03/01/21 (Repurchase Amount $1,669,713, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,703,103, due 03/16/21-04/01/53)	1,669,709	0.7

	Total Repurchase Agreements
	(Cost $7,173,820)	7,173,820	3.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
3,069,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%
	(Cost $3,069,000)	3,069,000	1.3

	Total Short-Term Investments
	(Cost $10,242,820)	10,242,820	4.4

	Total Investments in Securities (Cost $200,074,575)	$ 244,092,439	103.9
	Liabilities in Excess of Other Assets	(9,077,668)	(3.9)
	Net Assets	$ 235,014,771	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of February 28, 2021.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the assets and liabilities:

Voya SmallCap Opportunities Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2021
Asset Table
Investments, at fair value
Common Stock*	$233,849,619	$–	$–	$233,849,619
Short-Term Investments	3,069,000	7,173,820	–	10,242,820
Total Investments, at fair value	$236,918,619	$7,173,820	$–	$244,092,439

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At February 28, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $217,507,170.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$49,194,168
Gross Unrealized Depreciation	(22,608,899)
Net Unrealized Appreciation	$26,585,269